[Letterhead of AFL-CIO Housing Investment Trust]



March 1, 2002


MEMORANDUM
----------

TO:       Participants, AFL-CIO Housing Investment Trust

FROM:     Mike Arnold, Senior Executive Vice President

SUBJECT:  2001 Audited Financial Statements
------------------------------------------------------------------------------
I am pleased to provide you audited financial statements and the report of the independent auditor for the AFL-CIO Housing Investment Trust for the year ended December 31, 2001.

Our 2001 Annual Report, detailing the activities of the Trust last year, will be transmitted under separate cover.

If you have any questions or need additional information, please do not hesitate to contact me.




MA/spt
opeiu #2, afl-cio

Enclosure



         1717 K Street, N.W., Suite 707, Washington, D.C.  20036
                   202/331-8055; fax 202/296-4028

Financial Statements
American Federal of
Labor and Congress of
Industrial Organizations
Housing Investment Trust

With Report of
Independent Public
Accountants Thereon


Independent Auditor's Report

To the Participants and Trustees of the
American Federation of Labor and
Congress of Industrial Organizations
Housing Investment Trust:

We have audited the accompanying statement of assets and liabilities of the American Federation of Labor and Congress of Industrial Organizations Housing Investment Trust (the "Trust"), including the schedule of investments, as of December 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included verification by examination, or by confirmation with the custodian of the securities owned as of December 31, 2001. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Trust as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Arthur Andersen LLP

Vienna, VA
January 8, 2002


STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001 (Dollars in thousands, unless noted)

-----------------------------------------------------------------------------------------
Assets        Investments, at fair value (amortized cost $2,665,038)          $ 2,732,950
              Cash                                                                    329
              Accrued interest receivable                                          18,017
              Receivables-investments sold                                         10,049
              Accounts receivable                                                   2,482
              Prepaid expenses and other assets                                     2,771
-----------------------------------------------------------------------------------------
              Total Assets                                                      2,766,598
-----------------------------------------------------------------------------------------
Liabilities   Accounts payable and accrued expenses                                 4,756
              Redemptions payable                                                   6,700
              Refundable deposits                                                   1,584
              Income distribution payable, net dividends reinvested of $20,000      2,076
-----------------------------------------------------------------------------------------
              Total Liabilities                                                    15,116
-----------------------------------------------------------------------------------------
              Net assets applicable to participants' equity
              certificates of participation   authorized unlimited;
              outstanding 2,504,984 units (note 5)                            $ 2,751,482
-----------------------------------------------------------------------------------------
Net asset value per unit of participation (in dollars)                        $  1,098.40
-----------------------------------------------------------------------------------------
See accompanying notes to financial statements.

Schedule of Portfolio Investments
December 31, 2001 (Dollars in thousands)
------------------------------------------------------------------------------

FHA SECURITIES (15.3% OF TOTAL PORTFOLIO)

                Interest     Maturity           Face      Amortized   Value
                  Rate         Date            Amount        Cost

------------------------------------------------------------------------------
Single-family:  7.75%      Jul-2021 Aug-2021      $437      $437       $437
                8.00%               Jul-2021       425       425        425
               10.31%               Feb-2016        70        70         70
------------------------------------------------------------------------------
                                                   932       932        932
------------------------------------------------------------------------------
Multi-family:   6.50%               May-2004     7,440     7,440      7,447
                6.66%               Apr-2040     5,950     5,960      5,862
                6.75%      Nov-2037 Jul 2040    10,243     9,951     10,208
                6.88%               Aug-2041     2,766     2,659      2,763
                7.00%               Jun-2039     6,227     6,304      6,280
                7.13%               Mar-2040     8,133     8,150      8,217
                7.17%               Feb-2040     4,881     4,886      4,967
                7.20%      Aug-2039 Sep-2039    11,540    11,554     11,783
                7.50%      Nov-2022 Nov-2037    17,098    17,163     17,514
                7.55%      Aug-2012 Nov-2037     9,861     9,871     10,209
                7.63%      Dec-2027 Jun-2037    76,665    76,532     79,779
                7.70%               Oct-2039    12,428    12,344     13,026
                7.75%      Jan-2038 Oct-2038    11,548    11,568     12,105
                7.80%               Dec-2038    21,541    21,549     22,659
                7.85%               Sep-2037     2,581     2,581      2,711
                7.88%      Nov-2036 Jul-2038     9,343     9,354      9,833
                8.00%      Oct-2031 Jun-2038    12,214    12,133     12,774
                8.13%      Apr-2028 Aug-2037    18,816    18,827     19,863
                8.18%               Nov-2036    36,333    36,068     38,173
                8.25%      Feb-2026 Nov-2036    31,033    31,053     32,370
                8.38%               Dec-2027    15,762    15,766     16,136
                8.40%      Apr-2012 Nov-2041     9,819     9,779      9,998
                8.50%               Oct-2027     4,170     4,152      4,310
                8.63%               Aug-2029     4,144     4,144      4,102
                8.75%      Jul-2036 Aug-2036    12,146    12,082     12,979
                8.80%               Oct-2032     5,546     5,546      5,661
                8.88%               May-2036     2,466     2,409      2,582
                9.25%               Jun-2036    19,966    19,970     20,715
                9.38%               Feb-2034     1,845     1,864      1,887
                9.50%               Jul-2027       370       375        412
                9.75%               Apr-2031     3,541     3,528      3,563
               10.00%               Mar-2031     5,757     5,757      5,795
               10.45%               Jan-2030     1,200     1,200      1,210
------------------------------------------------------------------------------
                                               403,373   402,519    417,893
------------------------------------------------------------------------------
Total FHA Securities                           404,305   403,451    418,825
------------------------------------------------------------------------------
See accompanying notes to financial statements.

Schedule of Portfolio Investments
December 31, 2001 (Dollars in thousands)
------------------------------------------------------------------------------

FHA CONSTRUCTION SECURITIES (2.1% OF TOTAL PORTFOLIO)

                 Interest Rates*        Maturity  Commitment   Face    Amortized  Value
                Permanent Construction    Date*    Amount     Amount     Cost
-------------------------------------------------------------------------------------------------
Multi-family:   6.70%     6.70%         Jun-2042   $6,150     $6,150    $6,154    $5,951
                6.88%     7.13%         Apr-2030   29,545     28,097    28,017    27,878
                7.05%     7.05%         Jan-2043    5,418      5,418     5,418     5,279
                7.33%     7.33%         Dec-2042   14,370      6,805     6,808     6,823
                7.50%     7.50%         Mar-2032    1,700      1,700     1,705     1,748
                7.50%     7.50%         May-2042    6,693      3,853     3,879     4,058
                7.93%     7.93%         Dec-2041    2,952      2,952     2,952     3,155
                8.27%     8.27%         Apr-2042    2,575      2,575     2,577     2,770
-------------------------------------------------------------------------------------------------
Total FHA Construction Securities                  69,403     57,550    57,510    57,662
-------------------------------------------------------------------------------------------------

* Construction interest rates are the rates charged to the borrower during the construction phase of the project. The permanent interest rates are effective upon commencement of operations of a project, subject to the achievement of certain criteria.
** Permanent mortgage maturity date.

See accompanying notes to financial statements.

Schedule of Portfolio Investments
December 31, 2001 (Dollars in thousands)

------------------------------------------------------------------------------
GINNIE MAE SECURITIES (21.1% OF TOTAL PORTFOLIO)

              Interest      Maturity     Face        Amortized     Value
               Rate           Date      Amount         Cost
------------------------------------------------------------------------------
Single-family 6.50%   Jul-2028   Dec-2028   $1,743       $1,743       $1,749
              7.00%   Apr-2026   Jan-2030   86,756       87,826       88,623
              7.50%   Apr-2013   Feb-2031  101,230      103,939      105,456
              8.00%   Nov-2009   Dec-2030   57,882       59,329       60,709
              8.50%   Nov-2009   Oct-2030   35,479       36,506       37,843
              9.00%   May-2016   Jun-2025    5,301        5,464        5,723
              9.50%   May-2019   Sep-2030    2,109        2,183        2,301
      10.00% 13.50%   Aug-2014   Jun-2019       64           64           74
------------------------------------------------------------------------------
                                           290,564      297,054      302,478
------------------------------------------------------------------------------
Multi-family  5.20%   Oct-2014               2,012        2,012        2,024
              6.09%   Jun-2021               5,000        5,000        5,044
              6.11%   Nov-2021                 970          970          976
              6.34%   Aug-2023               3,464        3,464        3,462
              6.38%   Jan-2025              23,506       23,506       23,480
              6.50%   Dec-2039               3,562        3,562        3,586
              6.63%   Oct-2033               6,626        6,394        6,731
              6.67%   Sep-2040               8,862        8,868        8,991
              6.69%   Jun-2040               5,591        5,583        5,685
              6.70%   Jul-2040              23,265       23,271       23,643
              6.75%   Jan-2039   Feb-2041   35,633       35,149       36,343
              6.78%   May-2041              28,028       28,033       28,617
              7.00%   Apr-2040              12,120       11,891       12,555
              7.23%   Jun-2041               8,159        7,869        8,610
              7.50%   Apr-2038   Apr-2044   24,556       24,231       26,288
              7.80%   Jul-2039              19,035       19,046       20,498
              7.88%   Nov-2036                 892          892          953
              8.15%   Nov-2025               3,710        3,675        4,017
              8.50%   Mar-2027   Jul-2029   33,435       33,444       36,148
              8.75%   Dec-2026               4,242        4,242        4,279
              9.00%   Jun-2030               7,810        7,500        7,860
             12.55%   Jun-2025               5,994        5,947        6,120
------------------------------------------------------------------------------
                                           266,472      264,549      275,910
------------------------------------------------------------------------------
Total Ginnie Mae Securities                557,036      561,603      578,388
------------------------------------------------------------------------------
See accompanying notes to financial statements.

Schedule of Portfolio Investments
December 31, 2001 (Dollars in thousands)

------------------------------------------------------------------------------
Ginnie Mae Construction Securities (9.7% of total portfolio)

                Interest Rates*        Maturity    Commitment   Face      Amortized
             Permanent Construction      Date**      Amount    Amount        Cost     Value
-------------------------------------------------------------------------------------------------
Multi-family  6.00%       6.00%         Mar-2043    $3,950    $            $(59)     $(304)
              6.50%       6.50%         Apr-2043    21,099     1,692      1,683        811
              6.54%       6.54%         Mar-2043    13,620                            (520)
              6.60%       6.60%         Mar-2043    17,793                            (571)
              6.62%       6.62%         Jan-2040    10,010     9,822      9,825      9,822
              6.70%       6.70%         Apr-2044    55,528                 (139)    (2,419)
              6.98%       6.98%         Jan-2041    47,090    44,353     44,357     45,499
              7.00%       7.00%         Jun-2043    66,552    10,496     10,501      9,427
              7.24%       7.24%         Dec-2042    51,242    19,960     19,963     21,033
              7.25%       7.25%         Jun-2042     4,211     1,710      1,730      1,867
              7.33%       7.76%         Jan-2030    27,555    24,713     24,730     26,027
              7.33%       7.33%         Jan-2043    11,946                 (113)       363
              7.45%       7.45%         Jun-2042     9,700     6,705      6,708      7,247
              7.50%       7.63%         Apr-2041    19,440    18,355     18,364     19,594
              7.50%       7.63%         Jan-2042     8,126     6,969      6,975      7,441
              7.50%       7.88%         Jul-2042    25,150    13,577     13,584     14,836
              7.57%       7.57%         Nov-2041     2,565     1,833      1,835      1,995
              7.70%       7.70%         Mar-2042    50,584    45,835     45,005     49,375
              7.75%       7.25%         Feb-2031    51,076    28,953     28,698     32,460
              7.75%       7.75%         Jul-2042    30,808    21,553     20,945     23,811
-------------------------------------------------------------------------------------------------
Total Ginnie Mae                     528,045   256,526    254,592    267,794
Construction Securities
-------------------------------------------------------------------------------------------------

* Construction interest rates are the rates charged to the borrower during the construction phase of the project. The permanent interest rates are effective upon commencement of operations of a project, subject to the achievement of certain criteria.
** Permanent mortgage maturity date.

See accompanying notes to financial statements.

Schedule of Portfolio Investments
December 31, 2001 (Dollars in thousands)

------------------------------------------------------------------------------
FANNIE MAE SECURITIES (30.8% OF TOTAL PORTFOLIO)
(including construction securities)

            Interest   Maturity           Commitment   Face  Amortized   Value
              Rate      Date                Amount    Amount    Cost
------------------------------------------------------------------------------
Single-family   5.50%   Jul-2016   Sep-2029           $9,827   $9,649  $9,654
                6.00%   Jan-2006   Dec-2031           82,941   82,887  82,528
                6.50%   Dec-2005   Dec-2031          130,220  131,575 131,167
                7.00%   Jan-2004   Sep-2031          101,833  103,737 104,324
                7.50%   Jul-2004   Sep-2031           56,818   57,355  58,759
                8.00%   Jan-2007   May-2031           22,630   23,041  23,709
                8.50%   Nov-2009   Apr-2031           15,035   15,335  16,031
                9.00%   Jul-2009   May-2025            4,326    4,425   4,611
                9.50%              Aug-2004              688      688     717
------------------------------------------------------------------------------
                                                     424,318  428,692 431,500
------------------------------------------------------------------------------
Multi-family    4.88%   Sep-2011                      29,706   29,991  28,955
                5.43%   Aug-2010             16,500              (124)   (872)
                6.02%   Nov-2010                      42,735   42,768  43,151
                6.06%   Sep-2011                       1,564    1,547   1,567
                6.12%   May-2014                       4,178    4,115   4,306
                6.25%   Dec-2013                       2,487    2,570   2,514
                6.30%   Dec-2015                       1,850    1,832   1,914
                6.38%   Jan-2009                       8,479    8,479   8,777
                6.40%   Mar-2012             60,000                 4   1,423
                6.50%   Jun-2016                       3,680    3,686   3,737
                6.52%   Jul-2008                       3,647    3,641   3,974
                6.53%   May-2030                      11,920   11,974  12,052
                6.63%   Apr-2019                       2,535    2,535   2,602
                6.65%   Aug-2007                         750      762     786
                6.75%   Mar-2010             22,000                     1,210
                6.80%   Jul-2016                       1,191    1,191   1,233
                6.90%   Jun-2007                      20,469   21,257  21,606
                6.96%   Aug-2007                       9,401    9,775   9,777
                6.97%   Jun-2007                      16,358   16,364  16,677
                7.01%   Apr-2031                       3,744    3,798   3,845
                7.04%   Jul-2014              7,418                       176
                7.07%   Feb-2031                      18,945   19,497  19,548
                7.14%   Sep-2002                       2,918    2,914   2,934
                7.15%   Oct-2009                         516      540     533
                7.16%   Jan-2022                       8,605    8,946   9,169
                7.18%   Aug-2016                         721      721     763
                7.20%   Apr-2010   Aug-2029           10,611   10,240  11,016
                7.25%   Nov-2011   Jul-2012            9,752    9,752  10,072
                7.27%   Dec-2009                      19,723   19,882  20,622
                7.29%   Jul-2003                       1,694    1,711   1,737
                7.30%   Aug-2006   May-2010           57,166   59,478  61,518
                7.37%   Jan-2013                       1,784    1,825   1,897
                7.38%   Jun-2014   Mar-2015   3,200    2,619    2,640   2,793
                7.48%   Oct-2006                      27,872   27,958  29,675
                7.50%   Dec-2014                       2,495    2,504   2,668
                7.71%   Feb-2010                       9,798   10,062  10,410
                7.75%   Dec-2012   Dec-2024            5,120    5,121   5,518
                7.88%   Mar-2007                       2,770    2,803   2,840
                8.00%   Nov-2019   May-2020            6,741    6,716   7,037
                8.13%   Sep-2012   Aug-2020           10,982   10,947  11,705
                8.38%   Jan-2022                       1,073    1,079   1,156
                8.40%   Jul-2023                         576      586     643
                8.50%   Sep-2006   Sep-2026            2,288    2,288   2,452
                8.63%   Sep-2028                       7,198    7,201   8,122
                8.70%   Feb-2005                       4,511    4,625   4,711
                9.13%   Sep-2015                       3,768    3,748   4,073
                9.25%   Jun-2018                       5,015    4,999   5,513
------------------------------------------------------------------------------
                                            109,118  389,955  394,948 408,535
------------------------------------------------------------------------------
Total Fannie Mae Securities                 109,118  814,273  823,640 840,035
------------------------------------------------------------------------------
See accompanying notes to financial statements.

Schedule of Portfolio Investments
December 31, 2001 (Dollars in thousands)

------------------------------------------------------------------------------
FREDDIE MAC SECURITIES (9.9% OF TOTAL PORTFOLIO)

              Interest      Maturity       Face      Amortized
                Rate          Date        Amount       Cost         Value
------------------------------------------------------------------------------
Single-family  6.00%   Apr-2005   Apr-2029 $58,175    $58,760      $58,408
               6.50%   Dec-2006   Aug-2031  46,955     46,765       47,714
               7.00%   Jun-2004   Mar-2030  71,132     72,061       73,586
               7.50%   Nov-2003   Apr-2031  38,901     39,047       40,545
               8.00%   May-2008   Aug-2030  25,594     25,789       26,825
               8.25%   Nov-2022                139        139          148
               8.50%   Jun-2010   Jan-2025  11,683     11,898       12,462
               9.00%   Sep-2010   Mar-2025   2,202      2,268        2,348
------------------------------------------------------------------------------
                                           254,781    256,727      262,036
------------------------------------------------------------------------------
Multi-family   8.00%   Feb-2009              6,357      6,365        6,376
------------------------------------------------------------------------------
                                             6,357      6,365        6,376
------------------------------------------------------------------------------
Total Freddie Mac Securities               261,138    263,092      268,412
------------------------------------------------------------------------------

------------------------------------------------------------------------------
FEDERAL AGENCY NOTES (5.1% OF TOTAL PORTFOLIO)

               Interest        Maturity     Face   Amortized
                 Rate           Date       Amount    Cost          Value
------------------------------------------------------------------------------
               3.50%           Sep-2004    $20,000    $20,113     $19,816
               5.13%           Oct-2008     25,000     25,464      24,684
               5.38%           May-2006     14,000     13,925      14,278
               6.00%           May-2008     15,000     15,644      15,585
               6.01%           Dec-2005      6,000      6,116       6,293
               6.50%           Nov-2005     10,000     10,381      10,658
               6.88%           Jan-2005     45,000     48,591      48,474
------------------------------------------------------------------------------
Total Federal Agency Notes                 135,000    140,234     139,788
------------------------------------------------------------------------------

------------------------------------------------------------------------------
UNITED STATES TREASURY NOTES (2.4% OF TOTAL PORTFOLIO)

               Interest        Maturity     Face   Amortized
                 Rate           Date       Amount    Cost          Value
------------------------------------------------------------------------------
               4.75%           Nov-2008    $45,000    $46,037     $44,782
               6.63%           May-2007     10,000     11,013      10,984
               7.50%           Feb-2005      7,500      8,312       8,296
------------------------------------------------------------------------------
Total United States Treasury Notes          62,500     65,362      64,062
------------------------------------------------------------------------------
See accompanying notes to financial statements.

Schedule of Portfolio Investments
December 31, 2001 (Dollars in thousands)
------------------------------------------------------------------------------
STATE HOUSING FINANCE BONDS (1.9% OF TOTAL PORTFOLIO)

              Interest Maturity          Commitment         Face      Amortized
               Rates    Date               Amount          Amount       Cost       Value
-------------------------------------------------------------------------------------------------
Multi-family  7.63%   Oct-2009               $813           $753         $753        $766
              7.70%   Jun-2006   Jun-2029  41,094         39,755       39,760      41,497
              8.00%   Jan-2026                             4,715        4,706       4,970
              8.13%   Aug-2005              1,016            554          546         579
              8.38%   Feb-2007                718            718          749         752
              8.63%   Jan-2013   Jun-2025     500          1,826        1,830       1,926
              9.00%   Jan-2025              1,045            938          938       1,005
              9.50%   Aug-2012   Apr-2024                  2,074        2,080       2,297
-------------------------------------------------------------------------------------------------
Total State Housing Finance Bonds          45,186         51,333       51,362      53,792
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Total Long-term Investments                           $2,599,661   $2,620,846  $2,688,758
-------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (1.7% OF TOTAL PORTFOLIO)


                                                 Maturity            Face      Amortized
                     Description                  Date        Rate  Amount       Cost     Value
-------------------------------------------------------------------------------------------------
Repurchase Agreements Amalgamated Bank*             Jan-2002  2.35%  $2,000     $2,000     $2,000
-------------------------------------------------------------------------------------------------
                                                                     2,000      2,000      2,000
-------------------------------------------------------------------------------------------------
Commercial Paper      Phillip Morris Company        Jan-2002  1.68%   9,845      9,845      9,845
                      Ford Motor Credit Corporation Jan-2002  2.53%  15,000     15,001     15,001
                      Prefco Receivables            Jan-2002  1.80%   6,000      5,995      5,995
                      Sysco Corporation             Jan-2002  1.80%   6,000      6,000      6,000
-------------------------------------------------------------------------------------------------
                                                                     36,845     36,841     36,841
-------------------------------------------------------------------------------------------------
Agency                Federal Home Loan
                      Mortgage Company              Mar-2002  1.80%   5,070      5,051      5,051
-------------------------------------------------------------------------------------------------
                                                                      5,070      5,051      5,051
-------------------------------------------------------------------------------------------------
Certificates
  of Deposit          Shore Bank   Chicago          Jan-2002  1.68%     100        100        100
                      Shore Bank   Cleveland        Jan-2002  1.80%     100        100        100
                      Shore Bank   Pacific          May-2002  2.60%     100        100        100
-------------------------------------------------------------------------------------------------
                                                                        300        300        300
-------------------------------------------------------------------------------------------------
Total Short-Term Investments                                         44,215     44,192     44,192
-------------------------------------------------------------------------------------------------
Total Investments                                                $2,643,876 $2,665,038 $2,732,950
-------------------------------------------------------------------------------------------------

* This instrument was purchased in October 2001. The Trust will receive $2,011,589 upon maturity.

  The underlying collateral of the repurchase agreement is a FHLMC security.

See accompanying notes to financial statements.

Statement of Operations
For the Year Ended December 31, 2001 (Dollars in thousands)

------------------------------------------------------------------------------
Investment Income            FHA securities                         $36,942
                             FHA construction securities              5,059
                             Ginnie Mae securities                   43,907
                             Ginnie Mae construction securities      14,573
                             Fannie Mae securities (including
                             construction securities)                49,541
                             Freddie Mac securities                  21,512
                             Federal Agency Notes                     2,497
                             United States Treasury Notes               758
                             State Housing Finance Bonds              4,153
                             Short-term investments                   2,055
                             Net premium amortization                (4,680)
                             Other Income                               291
------------------------------------------------------------------------------
Total Income                                                        176,608
------------------------------------------------------------------------------
Expenses                     Officer salaries and fringe benefits     1,393
                             Other salaries and fringe benefits       4,767
                             Legal fees                                 268
                             Consulting fees                            135
                             Auditing and tax accounting fees           127
                             Insurance                                  108
                             Marketing and sales promotion              549
                             Investment management                      279
                             Trustee expenses                            34
                             General expenses                         1,980
------------------------------------------------------------------------------
Total Expenses                                                        9,640
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Investment income   net                                             166,968
------------------------------------------------------------------------------
Realized gains on investments                                        12,384
Net change in unrealized appreciation on investments                 22,970
------------------------------------------------------------------------------
Realized and unrealized net gains on investments                     35,354
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Net increase in net assets resulting from operations               $202,322
------------------------------------------------------------------------------

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the Years Ended December 31, 2001 and 2000 (Dollars in thousands)


                                                          2001         2000
------------------------------------------------------------------------------
Increase In Net Assets     Investment income   net     $ 166,968   $ 157,380
From Operations            Net realized and unrealized
                           gains on investments           35,354     110,240
                           ---------------------------------------------------
                           Net increase in net assets
                           resulting from operations     202,322     267,620
                           ---------------------------------------------------
                           Distributions paid to partici-
                           pants or reinvested from:
                             Investment income   net    (167,136)   (157,423)
                             Net realized gains on
                             investments                  (7,875)
                           ---------------------------------------------------
                           Net decrease in net assets
                           from distributions           (175,011)   (157,423)
------------------------------------------------------------------------------
Increase In Net            Proceeds from the sale of
Assets From Unit           units of participation        170,286     143,454
Transactions
                           Dividend reinvestment of
                           units of participation        157,440     140,885
                           Payments for redemption of
                           units of participation        (81,037)    (66,381)
                           ---------------------------------------------------
                           Net increase from unit
                           transactions                  246,689     217,958
                           ---------------------------------------------------
                           Total increase in net assets  274,000     328,155
                           ---------------------------------------------------
                           Net assets at beginning
                           of period                   2,477,482   2,149,327
                           ---------------------------------------------------
                           Net assets at end
                           of period                  $2,751,482  $2,477,482
------------------------------------------------------------------------------
Unit Information           Units Sold                    153,290     136,509
                           Distributions reinvested      142,628     134,243
                           Units redeemed                (73,445)    (63,439)
                           ---------------------------------------------------
                           Increase in units
                           outstanding                   222,473     207,313
------------------------------------------------------------------------------

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The American Federation of Labor and Congress of Industrial Organizations (AFL-CIO) Housing Investment Trust (the Trust) is a common law trust created under the laws of the District of Columbia and is registered under the Investment Company Act of 1940 as a no-load, open-end investment company. The Trust has obtained certain exemptions from the requirements of the Investment Company Act of 1940 that are described in the Trust's prospectus.

Participation in the Trust is limited to labor organizations and eligible pension, welfare and retirement plans that have beneficiaries who are represented by labor organizations.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

Investment Valuation

Investments are presented at fair market value. Fair market value determinations are summarized by specific category of investment as follows:

Long-term investments, consisting of mortgage-backed securities, agency securities, and insured construction and permanent mortgage securities are valued using published prices, dealer bids or discounted cash flow models using market-based discount and prepayment rates, developed for each investment category. The market-based discount rate is composed of a risk-free yield (i.e., a U.S. Treasury Note) adjusted for an appropriate risk premium. The risk premium reflects actual premiums in the marketplace over the yield on U.S. Treasury securities of comparable risk and maturity to the security being valued as adjusted for other market considerations. On investments for which the Trust finances the construction and permanent securities, value is determined based upon the total amount of the commitment for the term of the construction securities plus the permanent securities. For insured construction-only securities, the outstanding principal balance of the securities is used to approximate value, assuming no decline in credit quality. Other long-term investments such as agency securities and U.S. Treasury debt obligations are valued based on readily available market quotes.

Short-term investments, consisting of repurchase agreements, certificates of deposit and commercial paper that mature less than sixty days from the balance sheet date, are valued at amortized cost, which approximates value. Short-term investments maturing more than sixty days from the balance sheet date are valued at the last reported sales price on the last business day of the month or the mean between the reported bid and ask price if there was no sale. Short-term investments maturing more than sixty days from the balance sheet date for which there are no quoted market prices are valued to reflect current market yields for securities with comparable terms and interest rates.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Federal Income Taxes

The Trust's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The total cost of the portfolio of investments for federal income tax purposes approximates the cost of all investments for financial statement purposes.

At December 31, 2000, the Trust had a capital loss carryforward of approximately $4.5 million as a result of sales of investments during the year. This capital loss carryforward was used to offset $12.4 million in capital gains in 2001. Therefore, the net distribution of capital gains to participants for 2001 was $7.9 million.

Distributions to Participants

At the end of each calendar month, pro rata distribution is made to participants of the net investment income earned during the preceding month. Amounts distributable, but not disbursed, as of the balance sheet date are classified as income distribution payable.

Participants redeeming their investments are paid their pro rata share of undistributed net income accrued through the month-end of redemption.

The Trust offers an income reinvestment plan that allows current participants to automatically reinvest their income distribution into Trust units of participation. Total reinvestment was 90 percent of distributable income for the year ended December 31, 2001.

Investment Income

Interest income is recognized on an accrual basis. Commitment fees, points and other discounts or premiums resulting from the funding or acquisition of mortgage securities or mortgage-backed securities are accounted for as an adjustment to the cost of the investment and amortized over the estimated life of the mortgage securities or mortgage-backed security using the effective interest method. Realized gains and losses from investment transactions are recorded on the trade date using an identified cost basis.

Receivables-Investments Sold

Receivables-Investments Sold represents an investment that was sold prior to December 31, 2001, which settled subsequent to December 31, 2001.

NOTE 2. TRANSACTIONS WITH AFFILIATES

During the year ended December 31, 2001, the Trust provided certain services to the AFL-CIO Investment Trust Corporation (formerly known as the Building Investment Trust Corporation), a D.C. non-profit corporation on a cost-reimbursement basis. The total cost for these services and related expenses for the year ended December 31, 2001, amounted to approximately $1.8 million. During the year ended December 31, 2001, the Trust was reimbursed for approximately $1.2 million of current and prior year costs. At December 31, 2001, approximately $1.5 million is included within the accounts receivable in the accompanying financial statements for amounts outstanding.

NOTE 3. COMMITMENTS

Certain assets of the Trust are invested in short-term investments until they are required to fund purchase commitments for insured construction securities, mortgage-backed securities or permanent mortgages. At December 31, 2001, the Trust had outstanding unfunded purchase commitments of approximately $417.5 million, of which approximately $120.7 million represented insured construction securities and approximately $296.8 million represented permanent mortgages and other investments. The Trust is required to maintain a segregated account of securities in an amount no less than the total unfunded commitments less short-term investments. As of December 31, 2001, this segregated account held securities with a value of approximately $1.9 billion. The commitment amounts disclosed on the Schedule of Portfolio Investments represent the original commitment amount, which includes both funded and unfunded commitments.

NOTE 4. INVESTMENT TRANSACTIONS

A summary of investment transactions for the separate instruments included in the Trust's investment portfolio, at amortized cost, for the year ended December 31, 2001, follows:

INVESTMENT TRANSACTIONS
(Dollars in Thousands)

                                                                                                           State
                                FHA       Ginnie     Ginnie Mae      Fannie     Freddie Federal      US  Housing
                  FHA   Construction         Mae   Construction         Mae         Mac  Agency Treasury Finance
            Securities    Securities   Securities    Securities  Securities* Securities   Notes    Bonds   Bonds
----------------------------------------------------------------------------------------------------------------
Balance,
January 1, 2001 $500,362    $122,721     $507,681     $168,219     $678,693   $304,939    $9,070 $     $52,145

Purchases and
insured const-
ruction securities
advances, net of
discounts                    32,636       116,209      168,102      508,168    159,943   190,725 117,500

Change in
discounts and
(premiums)             49       881        (1,536)       1,026          871      3,661    15,234   2,862     1
Transfers         (15,484)  (92,648)      164,870      (56,738)

Principal
reductions/
sales             (81,476)   (6,080)     (225,621)     (26,017)    (364,092)  (205,451) (74,795)(55,000)  (784)
----------------------------------------------------------------------------------------------------------------
Balance,
December 31,
2001             $403,451   $57,510      $561,603     $254,592     $823,640   $263,092 $140,234 $65,362 $51,362
----------------------------------------------------------------------------------------------------------------
*including construction securities

NOTE 5. PARTICIPANTS' EQUITY (DOLLARS IN THOUSANDS)

Participants' equity consisted of the following at December 31, 2001:

Amount invested and reinvested by current participants            $ 2,683,340
Accumulated unrealized appreciation in the value of investments        67,912
Accumulated undistributed investment income   net                         230
------------------------------------------------------------------------------
                                                                  $ 2,751,482
------------------------------------------------------------------------------

NOTE 6. RETIREMENT AND DEFERRED COMPENSATION PLANS

The Trust participates in the AFL-CIO Staff Retirement Plan, which is a multiple employer-defined benefit pension plan, covering substantially all employees. This plan was funded by employer contributions, at rates approximating 11.1 percent of employees' salaries for the year ended
December 31, 2001. The total Trust pension expense for the year ended December 31, 2001 was approximately $523,000.

The Trust also participates in a deferred compensation plan, referred to as a 401(k) plan, covering substantially all employees. This plan permits an employee to defer the lesser of 100 percent of their total compensation or the applicable IRS limit. The Trust matches dollar for dollar the first $1,550 of employee contributions. The Trust's 401(k) contribution for the year ended December 31, 2001 was approximately $89,000.

NOTE 7. BANK SECURITIES

The Trust has a secured $12.5 million bank line of credit. One mortgage-backed security with a value of approximately $20.7 million (as of December 31, 2001) has been pledged as collateral for the line of credit. In addition, the Trust has a $12.5 million uncommitted and unsecured line of credit facility. Borrowings under these agreements bear interest at LIBOR plus one-half percent.

Both lines of credit mature on May 31, 2002. As of December 31, 2001, the Trust had no outstanding balance on either of these facilities. No compensating balances are required.

FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for the Years Ended
December 31, 2001, 2000, 1999, 1998 and 1997

                                                         2001       2000       1999          1998       1997
-------------------------------------------------------------------------------------------------------------
Per Share Data    Net Asset Value, Beginning of Period $ 1,085.42 $ 1,035.72 $ 1,114.08 $ 1,104.30 $ 1,072.98
                  Net Investment Income                     70.86      72.83      71.65      77.48      79.06
                  Net realized and unrealized gains
                    (losses) on investments                 16.24      49.70     (77.96)     11.15      31.84
                  Distribution from investment
                    income   net                           (70.93)    (72.83)    (71.74)    (77.55)    (79.10)
                  Distribution from realized gain
                    on investments                          (3.19)                (0.31)     (1.30)     (0.48)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                           1,098.40   1,085.42   1,035.72   1,114.08   1,104.30
--------------------------------------------------------------------------------------------------------------
Ratios            Ratio of expenses to average net assets    0.37%      0.38%      0.39%      0.39%      0.43%
                  Ratio of net investment income to
                    average net assets                       6.4%       6.9%       6.7%       6.8%       7.2%
                  Portfolio turnover rate                   40.9%      25.9%      31.7%      39.5%      15.3%

Number of outstanding units at end of period           2,504,984   2,282,511  2,075,197  1,816,185   1,513,856

Net Assets, End of Period                             $2,751,482  $2,477,482 $2,149,327 $2,023,371  $1,671,745

Total Return                                                8.21%     12.31%     (0.57%)      8.28%      10.74%

See accompanying notes to financial statements.

TRUSTEES

Overall responsibility for the management of the AFL-CIO Housing Investment Trust, the establishment of policies and the overseeing of activities is vested in its Board of Trustees. The list below provides the following information for each of the trustees: name, age, address, term of office, length of time served, principal occupations during the past 5 years and other directorships held.* The Trust's Statement of Additional information includes additional information about the trustees and is available, without charge, upon request, by placing a collect call directed to Stephanie Turman at (202) 331-8055.


Richard Ravitch**, age 68; 610 5th Avenue, Ste. 420, New York, NY 10020; Chairman of the Board; term commenced 1991, expires 2002; Principal, Ravitch, Rice and Co. LLC; Director, Parsons Brinckerhoff Inc; formerly President and Chief Executive Officer, Player Relations Committee of Major League Baseball; formerly, Chairman, Aquarius Management Corporation (limited profit housing project management).

John J. Sweeney**, age 67; 815 16th Street, Washington, DC 20006; Union Trustee; term commenced 1981, expires 2004; President, AFL-CIO.

Richard L. Trumka, age 52; 815 16th Street, Washington, DC 20006; Union Trustee; term commenced 1995, expires 2002; Secretary-Treasurer, AFL-CIO.

Linda Chavez-Thompson, age 57; 815 16th Street, Washington, DC 20006; Union Trustee; term commenced 1996, expires 2002; Executive Vice President, AFL-CIO.

Alfred J. Fleischer, age 86; 5725 Manchester, St. Louis, MO 63110; Management Trustee; term commenced 1991, expires 2003; Chairman, Fleischer-Seeger Construction Corporation; formerly Director, National Corporation for Housing Partnerships of Washington, DC.

John J. Flynn, age 67; 815 15th Street, NW, Washington, DC 20006; Union Trustee; term commenced 2000, expires 2003; President, International Union of Bricklayers and Allied Craftworkers (BAC); formerly Secretary-Treasurer, BAC.

Frank Hanley, age 71; 1125 17th Street, NW, Washington, DC 20036; Union Trustee; term commenced 1990,expires 2002; General President, International Union of Operating Engineers.

Frank Hurt, age 63; 10401 Connecticut Avenue, Kensington, MD 20895; Union Trustee; term commenced 1993, expires 2004; President, Bakery, Confectionery & Tobacco Workers and Grain Millers International Union.

Walter M. Kardy, age 73; 4932 Sentinel Drive, Apt. 106, Bethesda, MD, 20816; Management Trustee; term commenced 1996, expires 2002; President of Specialty Contractors Management, Inc.

George Latimer, age 66; 1600 Grand Avenue, St. Paul, MN 55105; Management Trustee; term commenced 1996, expires 2002; Chief Executive Officer of the National Equity Fund (a tax credit investment company); Distinguished Visiting Professor of Urban Land Studies at Macalester College; Director, Visionics Corporation; formerly Director, Special Actions Office, Department of Housing and Urban Development.

Martin J. Maddaloni, age 62; 901 Massachusetts Avenue, NW, Washington, DC 20001; Union Trustee; term commenced 1998, expires 2003; President, United Association of Journeymen and Apprentices of the Plumbing and Pipefitting Industry of the United States and Canada.

Michael E. Monroe, age 51; 1750 New York Avenue, NW, Washington, DC
20006; Union Trustee; term commenced 1998, expires 2004; General President, International Union of Painters and Allied Trades of the United States and Canada (IUPAT); formerly General Vice President, IUPAT.

Jeremiah O'Connor, age 67; 1125 15th Street, NW, Washington, DC 20005; Union Trustee; term commenced 2001, expires 2003; Secretary-Treasurer, International Brotherhood of Electrical Workers (IBEW); formerly International Vice President, 6th District, IBEW.

Terence M. O'Sullivan, age 46; 905 16th Street, NW, Washington, DC 20006; Union Trustee; term commenced 2000, expires 2004; General President, Laborers' International Union of North America (LIUNA); formerly Vice President, Mid-Atlantic Regional Manager and Assistant to the General President, LIUNA.

Marlyn J. Spear, age 48; 500 Elm Grove Road, Elm Grove, WI 53122; Management Trustee; term commenced 1995, expires 2003;Chief Investment Officer, Milwaukee and Vicinity Building Trades United Pension Trust Fund; formerly Investment Coordinator, Milwaukee and Vicinity Building Trades.

Tony Stanley**, age 68; 25250 Rockside Road, Cleveland, OH 44146; Management Trustee, term commenced 1983, expires 2004; Executive Vice President and Director, TransCon Builders, Inc.

Andrew Stern, age 51; 1313 L Street, NW, Washington, DC 20005; Union Trustee; term commenced 1998, expires 2002; President, Service Employees International Union, AFL-CIO.

Edward C. Sullivan, age 58; 815 16th Street, NW, Suite 600, Washington, DC 20006; Union Trustee; term commenced 2000, expires 2003; President, Building and Construction Trades Department, AFL-CIO; formerly, General President, International Union of Elevator Constructors.

Patricia Wiegert, age 55; 1355 Willow Way, Suite 221, Concord, CA 94520; Management Trustee; term commenced 1995, expires 2004; Retirement
Administrator, Contra Costa County Employee's Retirement Association.

* Only directorships in a corporation or trust having securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended, or subject to the requirements of Section 15(d) of such Act, or a company registered as an investment company under the Investment Company Act of 1940, as amended, are listed.

** Executive Committee member

EXECUTIVE OFFICERS

All officers of the Trust are located at 1717 K Street, NW, Suite 707, Washington, DC 20036 and were elected to a one-year term that began on January 1, 2002 and expires on December 31, 2002, or until their respective successors are appointed and qualify. Unless otherwise indicated below, all officers of the Trust are serving their first term in the indicated office.*

Stephen F. Coyle, age 56; Chief Executive Officer since 1992; AFL-CIO Housing Investment Trust.

Michael M. Arnold, age 62; Senior Executive Vice President   Marketing,
Investor and Labor Relations, AFL-CIO Housing Investment Trust; formerly Executive Vice President-Marketing, Investor and Labor Relations and Director of Investor Relations, AFL-CIO Housing Investment Trust.

Helen R. Kanovsky, age 50; Chief Operating Officer, AFL-CIO Housing Investment Trust; Chief Operating Officer, AFL-CIO Investment Trust Corporation;
formerly Executive Vice President-Finance and Administration, AFL-CIO Housing Investment Trust; Chief of Staff for U.S. Senator John F. Kerry; General Counsel, AFL-CIO Housing Investment Trust.

Patton H. Roark, Jr.,CFA, age 35; Executive Vice President   Investment/Senior
Portfolio Manager since 2001; Portfolio Manager since 1993, AFL-CIO Housing Investment Trust.

Erica Khatchadourian, age 34; Executive Vice President   Finance and
Administration, AFL-CIO Housing Investment Trust; formerly Controller, Chief of Staff and Director of Operations, AFL-CIO Housing Investment Trust.

Walter Kamiat, age 47; General Counsel, AFL-CIO Housing Investment Trust; formerly General Counsel, AFL-CIO Investment Trust Corporation; Senior Counsel and Special Assistant to the CEO, AFL-CIO Housing Investment Trust.

Eileen Fitzgerald, age 39; Chief Investment Officer   Single Family Finance
since 2001, AFL-CIO Housing Investment Trust; formerly Acting Administrator and Associate Administrator of the Rural Housing Service at the U.S. Department of Agriculture.

Stephanie Wiggins, age 36; Chief Investment Officer   Multi-family Finance,
AFL-CIO Housing Investment Trust; formerly Director, Prudential Mortgage Capital Company; Vice President/Multifamily Transaction Manager, WMF Capital Corporation.

* No officer of the Trust serves as a trustee or director in any corporation or trust having securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended, or subject to the requirements of Section 15(d) of such Act, or any company registered as an investment company under the Investment Company Act of 1940, as amended.

Counsel of Record

Swidler Berlin Shereff Friedman LLP, Washington, DC

Independent Public Accountant

Arthur Andersen LLP, Vienna, VA

Investment Adviser

Wellington Management Company LLP, Boston, MA

Valuation Consultant

KPMG LLP, Washington, DC

Custodian Bank

Bankers Trust Company, New York, NY






National Office

1717 K Street, NW, Suite 707, Washington, DC 20036; (202) 331-8055

New York Office

31 W. 15th Street, New York, NY 10011; (212) 414-8500

Western Regional Office

235 Montgomery Street, Suite 935, San Francisco, CA 94104; (415) 433-3044

                        AFL-CIO Housing Investment Trust
                            1717 K Street, N.W.
                                Suite 707
                         Washington, D.C. 20036